Deutsche Asset
& Wealth Management
                                                                       [DB Logo]




Summary Prospectus | April 1, 2014




DWS Equity Dividend Fund






 CLASS/Ticker    A   KDHAX    B   KDHBX    C   KDHCX    R   KDHRX    INST   KDHIX    S   KDHSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated April 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to achieve a high rate of total return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 30) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C       R    INST      S
                                ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75     None       None     None    None    None
-------------------------------      ----     --         --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                None     4.00       1.00       None    None    None
-------------------------------    ------   ----       ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20    $20        $20        None    None    $20
-------------------------------   -------   ----       ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.72       0.72       0.72       0.72       0.72        0.72
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.22       0.42       0.24       0.31       0.14        0.23
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.18       2.14       1.96       1.53       0.86        0.95
----------------------------     ----       ----       ----       ----      -----       -----
Fee waiver/expense reim-
bursement                        0.00       0.14       0.00       0.02       0.00        0.00
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT            1.18       2.00       1.96       1.51       0.86        0.95
----------------------------     ----       ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.84% and 1.34%; and for the period from October 1, 2014 through March 31, 2015, at ratios no higher than 2.00% and 1.51% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes B and R, respectively. These agreements may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class B and Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 688     $ 603     $ 299     $ 154     $  88     $  97
--       -----     -----     -----     -----     -----     -----
3          928       957       615       481       274       303
--       -----     -----     -----     -----     -----     -----
5        1,187     1,336     1,057       832       477       525
--       -----     -----     -----     -----     -----     -----
10       1,924     1,991     2,285     1,822     1,061     1,166
--       -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 688     $ 203     $ 199     $ 154     $  88     $  97
--       -----     -----     -----     -----     -----     -----
3          928       657       615       481       274       303
--       -----     -----     -----     -----     -----     -----
5        1,187     1,136     1,057       832       477       525
--       -----     -----     -----     -----     -----     -----
10       1,924     1,991     2,285     1,822     1,061     1,166
--       -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2013: 75%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks). Equity securities may also include preferred stocks, depository receipts and other securities with equity characteristics, such as convertible securities and warrants. The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. As of January 31, 2014, the index had a median market capitalization of $16.08 billion.


Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize one or more sectors and may invest more than 25% of total assets in a single sector. The fund may invest up to 20% of total assets in foreign securities.


MANAGEMENT PROCESS. Portfolio management intends to select approximately forty stocks with the lowest positive Cash Return on Capital Invested (CROCI (Reg.
TM)) Economic Price Earnings Ratio while seeking above average dividend yield. The CROCI (Reg. TM) Economic Price Earnings Ratio (CROCI (Reg. TM) Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/book value divided by return on equity). It is a US-specific strategy seeking to select approximately the forty best value companies from the S&P 500 (Reg. TM) Index (excluding financial companies) with additional screening on high dividend yield, dividend sustainability and price volatility. At times, the number of stocks held in the fund may differ from forty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the strategy's rules (re-selecting approximately forty stocks that will make up the fund). The strategy targets low valuation combined with higher dividends and excludes stocks with the highest financial leverage, lowest cash returns and highest volatility which are calculated and supplied by the CROCI (Reg. TM) Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor. (The CROCI (Reg. TM) Investment Strategy and Valuation Group is not responsible for the management of the fund. The Advisor, not the fund, is responsible for paying the licensing fees.) By excluding the stocks with the highest financial leverage, lowest cash returns and highest volatility, the selection methodology aims to reduce the impact to performance from owning stocks with high dividends where the dividend is potentially at risk while still targeting a strong tilt towards value and an above average dividend yield. The strategy also utilizes two systematic turnover control buffers to minimize turnover impact from transaction costs. The Dividend Yield buffer seeks to reduce portfolio turnover by not replacing a portfolio security that passes all of the sustainability screens and still has a dividend yield that exceeds thresholds determined by portfolio management from time to time. The CROCI (Reg. TM) Economic P/E buffer seeks to reduce turnover by limiting the replacement of a portfolio security to when its CROCI (Reg. TM) Economic P/E Ratio exceeds thresholds determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not



                                       2
                                                        DWS Equity Dividend Fund


                                                SUMMARY PROSPECTUS April 1, 2014
intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


CROCI( (Reg. TM)) RISK. The fund will be managed on the premise that stocks with lower CROCI( (Reg. TM) )Economic P/E Ratios may outperform stocks with higher CROCI( (Reg. TM)) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI( (Reg. TM)) Economic P/E Ratio is determined by the CROCI( (Reg. TM) )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI( (Reg. TM)) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI( (Reg.
TM)) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI( (Reg. TM)) strategy.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that



                                       3
                                                        DWS Equity Dividend Fund


                                                SUMMARY PROSPECTUS April 1, 2014
dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to April 1, 2014, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2004       2005      2006        2007       2008       2009     2010     2011       2012     2013
  13.48      7.72      17.40       -1.14      -45.50     23.44    12.42     -2.28     11.97    27.00




Best Quarter: 20.07%, Q2 2009   Worst Quarter: -23.21%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Class S index comparison began on 2/28/05.



                                       CLASS           1           5         10
                                   INCEPTION        YEAR       YEARS      YEARS
                                 -----------  ----------  ----------  ---------
CLASS A before tax               3/18/1988        19.70       12.69       3.46
-------------------------------  ---------        -----       -----       ----
  After tax on
  distributions()                                 19.27       12.39       2.96
  After tax on distribu-
  tions and sale of fund
  shares                                          13.29       11.04       2.88
-------------------------------  ---------        -----       -----       ----
CLASS B before tax               9/11/1995        23.00       12.98       3.23
-------------------------------  ---------        -----       -----       ----
CLASS C before tax               9/11/1995        26.05       13.18       3.29
-------------------------------  ---------        -----       -----       ----
CLASS R before tax               10/1/2003        26.70       13.69       3.79
-------------------------------  ---------        -----       -----       ----
INST CLASS before tax            8/19/2002        27.38       14.46       4.43
-------------------------------  ---------        -----       -----       ----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                          32.39       17.94       7.41
-------------------------------  ---------        -----       -----       ----
CROCI( (Reg. TM)) US DIVIDENDS
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                         35.90          -          -
-------------------------------  ---------        -----       -----       ----


                                      CLASS           1           5       SINCE
                                  INCEPTION        YEAR       YEARS   INCEPTION
                                -----------  ----------  ----------  ----------
CLASS S before tax              2/28/2005        27.34       14.27       3.05
------------------------------- ---------        -----       -----       ----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                         32.39       17.94       7.20
------------------------------- ---------        -----       -----       ----
CROCI( (Reg. TM)) US DIVIDENDS
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                        35.90          -          -
------------------------------- ---------        -----       -----       ----

The Advisor believes the additional CROCI (Reg. TM) US Dividends Index, which was first calculated on 3/13/12, reflects the different components of the fund's typical asset allocations with a similar focus on dividends. The CROCI( (Reg. TM) )US Dividends Index is sponsored by Deutsche Bank AG London, an affiliate of the Advisor. Return information for the CROCI( (Reg. TM)) US Dividends Index was not calculated by an independent calculation agent.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2014.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R            None                 None        None            None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       4
                                                        DWS Equity Dividend Fund


                                                SUMMARY PROSPECTUS April 1, 2014

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       5
                                                        DWS Equity Dividend Fund
                                       SUMMARY PROSPECTUS April 1, 2014 DEDF-SUM